Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

(in thousands)	September 30, 2019	December 31, 2018
Clinical trial expenses	$500	$—
Insurance premiums	54	140
Security deposit	50	51
Income tax and VAT receivable	33	579
Other[1]	227	128

Total prepaid expenses and other current assets	$864	$898

[1]

Other consists of various prepaid expenses and other current assets, with no individual item accounting for more than 5% of prepaid expenses and other current assets at September 30, 2019 and December 31, 2018.

Prepaid expenses and other current assets include the following:

(in thousands)	December 31, 2018	December 31, 2017
Insurance premiums	$140	$421
Financing costs	—	70
Security deposit	51	50
Income tax and VAT receivable	579	29
Other[1]	128	130

Total prepaid expenses and other current assets	$898	$700

[1]	Other consists of various prepaid expenses and other current assets, with no individual item accounting for more than 5% at December 31, 2018 and 2017.